Unusual Whales Subversive Democratic Trading ETF
Schedule of Investments (Unaudited)
December 31, 2023

	Shares	Value
COMMON STOCKS — 90.61%
Aerospace & Defense — 0.35%
Boeing Co.(a)	7	$1,825
Ducommun, Inc.(a)	109	5,675
Embraer SA - ADR(a)	342	6,310
General Dynamics Corp.	60	15,580
HEICO Corp., Class A	18	2,564
Hexcel Corp.	18	1,328
Huntington Ingalls Industries, Inc.	5	1,298
Lockheed Martin Corp.	8	3,626
Northrop Grumman Corp.	6	2,809
Raytheon Technologies Corp.	22	1,851
TransDigm Group, Inc.	2	2,023
Woodward, Inc.	18	2,450
		47,339
Air Freight & Logistics — 0.80%
CH Robinson Worldwide, Inc.	18	1,555
Expeditors International of Washington, Inc.	36	4,579
FedEx Corp.	39	9,866
United Parcel Service, Inc., Class B	594	93,395
		109,395
Automobile Components — 0.17%
Aptiv PLC(a)(b)	95	8,523
BorgWarner, Inc.	198	7,099
Goodyear Tire & Rubber Co.(a)	72	1,031
Lear Corp.	40	5,648
QuantumScape Corp.(a)	144	1,001
		23,302
Automobiles — 1.54%
Ford Motor Co.	2,674	32,596
General Motors Co.	75	2,694
Harley-Davidson, Inc.	36	1,326
Lucid Group, Inc.(a)	252	1,061
Rivian Automotive, Inc., Class A(a)	108	2,534
Tesla, Inc.(a)	689	171,203
		211,414
Banks — 1.88%
Ameris Bancorp	54	2,865
Banc of California, Inc.	1	8
Bank of America Corp.	1,512	50,908
Bank of Hawaii Corp.	36	2,609
Bank of Nova Scotia(b)	18	876
Cadence Bank	117	3,462
Canadian Imperial Bank of Commerce(b)	276	13,287
Cathay General Bancorp	54	2,407
Citigroup, Inc.	324	16,667
Citizens Financial Group, Inc.	198	6,562
Comerica, Inc.	72	4,018
Cullen/Frost Bankers, Inc.	36	3,906
Fifth Third Bancorp	432	14,900
First Horizon Corp.	883	12,503
Huntington Bancshares, Inc.	1,027	13,063
JPMorgan Chase & Co.	126	21,433
KeyCorp	486	6,998
M&T Bank Corp.	18	2,467
OceanFirst Financial Corp.	72	1,250
Pacific Premier Bancorp, Inc.	54	1,572
PNC Financial Services Group, Inc.	43	6,659
Regions Financial Corp.	72	1,395
Seacoast Banking Corp. of Florida	126	3,586
Synovus Financial Corp.	36	1,355
Toronto-Dominion Bank(b)	327	21,131
Truist Financial Corp.	576	21,266
Wells Fargo & Co.	315	15,504
Western Alliance Bancorp	18	1,184
Zions Bancorp NA	72	3,159
		257,000
Beverages — 1.02%
Ambev SA - ADR	522	1,462
Anheuser-Busch InBev SA - ADR	36	2,326
Brown-Forman Corp., Class A	22	1,311
Celsius Holdings, Inc.(a)	81	4,416
Coca-Cola Co.	1,165	68,654
Constellation Brands, Inc., Class A	2	484
Diageo PLC - ADR	81	11,798
Fomento Economico Mexicano SAB de CV - ADR	36	4,693
Keurig Dr Pepper, Inc.	54	1,799
Molson Coors Beverage Co., Class B	54	3,305
Monster Beverage Corp.(a)	180	10,370
PepsiCo, Inc.	167	28,363
		138,981
Biotechnology — 1.17%
AbbVie, Inc.	243	37,657
Alnylam Pharmaceuticals, Inc.(a)	4	766
Amgen, Inc.	192	55,299
Arcutis Biotherapeutics, Inc.(a)	72	233
BioCryst Pharmaceuticals, Inc.(a)	90	539
Biogen, Inc.(a)	22	5,693
Genmab AS - ADR(a)	36	1,146
Gilead Sciences, Inc.	59	4,780
Halozyme Therapeutics, Inc.(a)	18	665
Incyte Corp.(a)	36	2,260
Insmed, Inc.(a)	18	558
Intellia Therapeutics, Inc.(a)	36	1,098
Ionis Pharmaceuticals, Inc.(a)	36	1,821
Moderna, Inc.(a)	36	3,580
Regeneron Pharmaceuticals, Inc.(a)	20	17,566
Sarepta Therapeutics, Inc.(a)	30	2,893
Vertex Pharmaceuticals, Inc.(a)	58	23,600
		160,154
Broadline Retail — 6.23%
Amazon.com, Inc.(a)	5,460	829,592
Etsy, Inc.(a)	99	8,024
Macy's, Inc.	270	5,432
MercadoLibre, Inc.(a)(b)	6	9,429
Qurate Retail, Inc., Class A(a)	1,530	1,340
		853,817
Building Products — 0.42%
Advanced Drainage Systems, Inc.	18	2,532
Allegion PLC(b)	18	2,280
Builders FirstSource, Inc.(a)	42	7,011
Carlisle Cos., Inc.	1	312
Carrier Global Corp.	198	11,375
Fortune Brands Innovations, Inc.	27	2,056
Johnson Controls International PLC(b)	144	8,300
Lennox International, Inc.	3	1,343
Masco Corp.	54	3,617
Trane Technologies PLC(b)	76	18,537
		57,363
Capital Markets — 2.27%
Ameriprise Financial, Inc.	36	13,674
Ares Management Corp., Class A	72	8,562
Bank of New York Mellon Corp.	362	18,842
BlackRock, Inc.	25	20,295
Blackstone, Inc.	171	22,387
Carlyle Group, Inc.	36	1,465
Cboe Global Markets, Inc.	18	3,214
Charles Schwab Corp.	384	26,420
CME Group, Inc.	26	5,476
Franklin Resources, Inc.	72	2,145
Goldman Sachs Group, Inc.	7	2,700
Interactive Brokers Group, Inc., Class A	18	1,492
Intercontinental Exchange, Inc.	130	16,696
KKR & Co., Inc.	126	10,439
LPL Financial Holdings, Inc.	54	12,291
Moody's Corp.	18	7,030
Morgan Stanley	804	74,974
MSCI, Inc.	6	3,394
Nasdaq, Inc.	367	21,337
Northern Trust Corp.	72	6,075
Open Lending Corp.(a)	36	306
Raymond James Financial, Inc.	54	6,021
S&P Global, Inc.	25	11,013
State Street Corp.	54	4,183
Stifel Financial Corp.	18	1,245
T Rowe Price Group, Inc.	54	5,815
UBS Group AG(b)	18	556
XP, Inc., Class A(b)	72	1,877
		309,924
Chemicals — 1.23%
Air Products and Chemicals, Inc.	62	16,976
Celanese Corp.	54	8,390
CF Industries Holdings, Inc.	63	5,009
Chemours Co.	54	1,703
Corteva, Inc.	324	15,526
Dow, Inc.	54	2,961
DuPont de Nemours, Inc.	514	39,541
Eastman Chemical Co.	36	3,234
Ecolab, Inc.	72	14,281
FMC Corp.	18	1,135
International Flavors & Fragrances, Inc.	36	2,915
Linde PLC(b)	38	15,607
Livent Corp.(a)	228	4,099
Minerals Technologies, Inc.	54	3,851
Mosaic Co.	144	5,145
PPG Industries, Inc.	130	19,442
Scotts Miracle-Gro Co.	18	1,148
Sherwin-Williams Co.	18	5,614
Westlake Corp.	18	2,519
		169,096
Commercial Services & Supplies — 0.41%
Cintas Corp.	18	10,848
Copart, Inc.(a)	264	12,935
GFL Environmental, Inc.(b)	144	4,970
Republic Services, Inc.	72	11,874
Stericycle, Inc.(a)	18	892
Tetra Tech, Inc.	18	3,005
Waste Connections, Inc.(b)	5	746
Waste Management, Inc.	60	10,746
		56,016
Communications Equipment — 0.75%
Arista Networks, Inc.(a)	72	16,957
Cisco Systems, Inc.	1,126	56,885
CommScope Holding Co., Inc.(a)	72	203
EMCORE Corp.(a)	630	308
Infinera Corp.(a)	2,124	10,089
Juniper Networks, Inc.	54	1,592
Lumentum Holdings, Inc.(a)	36	1,887
Motorola Solutions, Inc.	39	12,211
Telefonaktiebolaget LM Ericsson - ADR	108	680
Viavi Solutions, Inc.(a)	234	2,356
		103,168
Construction & Engineering — 1.56%
Ameresco, Inc., Class A(a)	24	760
API Group Corp.(a)	5,365	185,629
Argan, Inc.	36	1,684
EMCOR Group, Inc.	18	3,878
Quanta Services, Inc.	90	19,422
WillScot Mobile Mini Holdings Corp.(a)	36	1,602
		212,975
Construction Materials — 0.58%
Eagle Materials, Inc.	18	3,651
Martin Marietta Materials, Inc.	6	2,993
Vulcan Materials Co.	320	72,644
		79,288
Consumer Finance — 1.23%
Ally Financial, Inc.	315	11,000
American Express Co.	588	110,156
Capital One Financial Corp.	126	16,521
Discover Financial Services	181	20,344
OneMain Holdings, Inc.	72	3,542
Synchrony Financial	162	6,187
		167,750
Consumer Staples Distribution & Retail — 1.63%
BJ's Wholesale Club Holdings, Inc.(a)	36	2,400
Casey's General Stores, Inc.	4	1,099
Costco Wholesale Corp.	96	63,368
Dollar General Corp.	116	15,770
Dollar Tree, Inc.(a)	127	18,040
Kroger Co.	144	6,582
Performance Food Group Co.(a)	108	7,468
Sysco Corp.	117	8,556
Target Corp.	184	26,205
US Foods Holding Corp.(a)	72	3,270
Walgreens Boots Alliance, Inc.	399	10,418
Walmart, Inc.	384	60,538
		223,714
Containers & Packaging — 0.78%
AptarGroup, Inc.	18	2,225
Avery Dennison Corp.	18	3,639
Ball Corp.	788	45,326
Berry Global Group, Inc.	423	28,506
Graphic Packaging Holding Co.	273	6,729
International Paper Co.	36	1,301
Packaging Corp. of America	18	2,932
Sealed Air Corp.	90	3,287
Silgan Holdings, Inc.	44	1,991
Westrock Co.	253	10,505
		106,441
Distributors — 0.07%
Genuine Parts Co.	18	2,493
LKQ Corp.	108	5,162
Pool Corp.	6	2,392
		10,047
Diversified Consumer Services — 0.00%
WW International, Inc.(a)	54	473

Diversified Telecommunication Services — 0.35%
AT&T, Inc.	547	9,179
BCE, Inc.(b)	36	1,418
Liberty Global Ltd., Class C(a)(b)	342	6,375
Lumen Technologies, Inc.(a)	474	867
Telkom Indonesia Persero Tbk PT - ADR	54	1,391
Verizon Communications, Inc.	748	28,200
		47,430
Electric Utilities — 0.29%
Alliant Energy Corp.	18	923
American Electric Power Co., Inc.	54	4,387
Avangrid, Inc.	18	583
Constellation Energy Corp.	25	2,922
Duke Energy Corp.	41	3,979
Edison International	18	1,287
Entergy Corp.	36	3,643
Eversource Energy	36	2,222
FirstEnergy Corp.	90	3,299
NextEra Energy, Inc.	129	7,836
Portland General Electric Co.	90	3,901
PPL Corp.	54	1,463
Southern Co.	36	2,524
Xcel Energy, Inc.	18	1,114
		40,083
Electrical Equipment — 0.85%
Acuity Brands, Inc.	1	205
AMETEK, Inc.	93	15,334
ChargePoint Holdings, Inc.(a)	324	758
Eaton Corp. PLC(b)	93	22,396
Emerson Electric Co.	108	10,512
Plug Power, Inc.(a)	90	405
Regal Rexnord Corp.	40	5,921
Rockwell Automation, Inc.	22	6,831
Sensata Technologies Holding PLC(b)	1,026	38,547
Shoals Technologies Group, Inc., Class A(a)	185	2,875
Vertiv Holdings Co., Class A	252	12,103
		115,887
Electronic Equipment, Instruments & Components — 0.28%
Advanced Energy Industries, Inc.	18	1,961
Amphenol Corp., Class A	90	8,921
CDW Corp.	18	4,092
Coherent Corp.(a)	36	1,567
Corning, Inc.	255	7,765
Jabil, Inc.	36	4,586
Keysight Technologies, Inc.(a)	22	3,500
Teledyne Technologies, Inc.(a)	2	893
Vontier Corp.	144	4,975
		38,260
Energy Equipment & Services — 0.23%
Baker Hughes Co.	18	615
ChampionX Corp.	770	22,492
Patterson-UTI Energy, Inc.	468	5,054
TechnipFMC PLC(b)	108	2,175
		30,336
Entertainment — 2.77%
Electronic Arts, Inc.	54	7,388
Liberty Media Corp.-Liberty Formula One, Class A(a)	54	3,131
Liberty Media Corp.-Liberty Formula One, Class C(a)	832	52,524
Lions Gate Entertainment Corp., Class A(a)(b)	997	10,867
Lions Gate Entertainment Corp., Class B(a)(b)	2,095	21,348
Live Nation Entertainment, Inc.(a)	18	1,685
Netflix, Inc.(a)	25	12,172
Playtika Holding Corp.(a)(b)	144	1,256
ROBLOX Corp., Class A(a)	147	6,721
Walt Disney Co.	2,853	257,597
Warner Bros Discovery, Inc.(a)	288	3,277
		377,966
Financial Services — 2.08%
Apollo Global Management, Inc.	66	6,151
Berkshire Hathaway, Inc., Class B(a)	294	104,858
Block, Inc.(a)	37	2,862
Equitable Holdings, Inc.	54	1,798
Fidelity National Information Services, Inc.	108	6,488
Flywire Corp.(a)	126	2,917
Global Payments, Inc.	45	5,715
Jack Henry & Associates, Inc.	18	2,941
Mastercard, Inc., Class A	163	69,521
MGIC Investment Corp.	252	4,861
PayPal Holdings, Inc.(a)	270	16,581
Shift4 Payments, Inc., Class A(a)	18	1,338
Visa, Inc., Class A	205	53,372
Voya Financial, Inc.	73	5,326
WEX, Inc.(a)	2	389
		285,118
Food Products — 0.57%
Archer-Daniels-Midland Co.	165	11,916
Beyond Meat, Inc.(a)	54	481
Conagra Brands, Inc.	90	2,579
Darling Ingredients, Inc.(a)	38	1,894
General Mills, Inc.	80	5,211
Hershey Co.	4	746
Hormel Foods Corp.	57	1,830
J M Smucker Co.	22	2,780
Kellanova	276	15,431
Kraft Heinz Co.	162	5,991
Lamb Weston Holdings, Inc.	126	13,619
Mondelez International, Inc., Class A	100	7,243
Tyson Foods, Inc., Class A	54	2,903
Utz Brands, Inc.	374	6,074
		78,698
Gas Utilities — 0.09%
Atmos Energy Corp.	36	4,172
Brookfield Infrastructure Corp., Class A(b)	54	1,905
Northwest Natural Holding Co.	170	6,620
		12,697

Ground Transportation — 0.51%
CSX Corp.	279	9,673
JB Hunt Transport Services, Inc.	18	3,595
Norfolk Southern Corp.	43	10,164
Old Dominion Freight Line, Inc.	36	14,592
Uber Technologies, Inc.(a)	184	11,329
U-Haul Holding Co.(a)	18	1,292
Union Pacific Corp.	80	19,650
		70,295
Health Care Equipment & Supplies — 2.21%
Abbott Laboratories	236	25,977
Alcon, Inc.(b)	36	2,812
Artivion, Inc.(a)	3,191	57,055
Baxter International, Inc.	388	15,000
Becton Dickinson & Co.	22	5,364
Boston Scientific Corp.(a)	184	10,637
DENTSPLY SIRONA, Inc.	54	1,922
Dexcom, Inc.(a)	44	5,460
Edwards Lifesciences Corp.(a)	108	8,235
Globus Medical, Inc., Class A(a)	40	2,132
Haemonetics Corp.(a)	18	1,539
ICU Medical, Inc.(a)	4	399
IDEXX Laboratories, Inc.(a)	5	2,775
Insulet Corp.(a)	4	868
Integra LifeSciences Holdings Corp.(a)	54	2,352
Intuitive Surgical, Inc.(a)	9	3,036
Koninklijke Philips NV(a)(b)	295	6,882
Medtronic PLC(b)	288	23,726
ResMed, Inc.	18	3,096
Stryker Corp.	66	19,764
Tactile Systems Technology, Inc.(a)	3,683	52,667
Teleflex, Inc.	2	499
Zimmer Biomet Holdings, Inc.	417	50,749
		302,946
Health Care Providers & Services — 1.45%
Cardinal Health, Inc.	36	3,629
Centene Corp.(a)	144	10,686
Chemed Corp.	2	1,170
Cigna Group	36	10,780
CVS Health Corp.	259	20,451
DaVita, Inc.(a)	18	1,886
Elevance Health, Inc.	54	25,464
Fresenius Medical Care AG & Co. KGaA - ADR	36	750
HCA Healthcare, Inc.	94	25,444
HealthEquity, Inc.(a)	54	3,580
Humana, Inc.	21	9,614
Laboratory Corp. of America Holdings	94	21,365
McKesson Corp.	26	12,037
Molina Healthcare, Inc.(a)	25	9,033
NeoGenomics, Inc.(a)	162	2,621
Quest Diagnostics, Inc.	36	4,964
UnitedHealth Group, Inc.	61	32,114
US Physical Therapy, Inc.	27	2,515
		198,103
Health Care REITs — 0.04%
Ventas, Inc.	108	5,383

Health Care Technology — 0.01%
Phreesia, Inc.(a)	36	833
Veeva Systems, Inc., Class A(a)	3	578
		1,411
Hotels, Restaurants & Leisure — 2.14%
Airbnb, Inc., Class A(a)	54	7,352
Aramark	36	1,012
Booking Holdings, Inc.(a)	1	3,547
Caesars Entertainment, Inc.(a)	54	2,532
Carnival Corp.(a)(b)	63	1,168
Chipotle Mexican Grill, Inc.(a)	1	2,287
Choice Hotels International, Inc.	1	113
Darden Restaurants, Inc.	18	2,957
Domino's Pizza, Inc.	76	31,329
DoorDash, Inc., Class A(a)	54	5,340
Expedia Group, Inc.(a)	36	5,464
Full House Resorts, Inc.(a)	450	2,417
Hilton Worldwide Holdings, Inc.	18	3,278
Las Vegas Sands Corp.	108	5,315
Marriott International, Inc., Class A	209	47,132
Marriott Vacations Worldwide Corp.	152	12,903
McDonald's Corp.	108	32,023
MGM Resorts International	355	15,861
Planet Fitness, Inc., Class A(a)	37	2,701
Restaurant Brands International, Inc.(b)	252	19,689
Royal Caribbean Cruises Ltd.(a)(b)	18	2,331
Sabre Corp.(a)	72	317
Starbucks Corp.	703	67,495
Vail Resorts, Inc.	1	213
Wyndham Hotels & Resorts, Inc.	18	1,447
Wynn Resorts Ltd.	126	11,480
Yum! Brands, Inc.	36	4,704
		292,407
Household Durables — 1.14%
DR Horton, Inc.	476	72,342
Helen of Troy Ltd.(a)	18	2,175
iRobot Corp.(a)	36	1,393
Lennar Corp., Class A	72	10,731
Lennar Corp., Class B	37	4,960
Mohawk Industries, Inc.(a)	245	25,358
Newell Brands, Inc.	180	1,562
NVR, Inc.(a)	2	14,001
PulteGroup, Inc.	90	9,290
Sony Group Corp. - ADR	54	5,113
Tempur Sealy International, Inc.	144	7,340
Toll Brothers, Inc.	18	1,850
Whirlpool Corp.	1	122
		156,237
Household Products — 0.78%
Central Garden & Pet Co., Class A(a)	54	2,378
Church & Dwight Co., Inc.	23	2,175
Clorox Co.	25	3,565
Colgate-Palmolive Co.	288	22,956
Kimberly-Clark Corp.	36	4,374
Procter & Gamble Co.	486	71,219
		106,667
Independent Power & Renewable Elec Producers — 0.02%
Atlantica Sustainable Infrastructure PLC(b)	90	1,935
Clearway Energy, Inc., Class A	54	1,381
		3,316
Industrial Conglomerates — 0.23%
3M Co.	108	11,807
General Electric Co.	27	3,446
Honeywell International, Inc.	78	16,357
		31,610
Industrial REITs — 0.11%
Americold Realty Trust, Inc.	162	4,904
Prologis, Inc.	54	7,198
STAG Industrial, Inc.	90	3,533
		15,635
Insurance — 1.64%
Aflac, Inc.	162	13,365
Allstate Corp.	210	29,396
American International Group, Inc.	151	10,230
Aon PLC, Class A(b)	45	13,096
Arthur J Gallagher & Co.	54	12,144
Brighthouse Financial, Inc.(a)	18	953
Chubb Ltd.(b)	19	4,294
Cincinnati Financial Corp.	18	1,862
Fidelity National Financial, Inc.	36	1,837
Hartford Financial Services Group, Inc.	18	1,447
Horace Mann Educators Corp.	36	1,177
Lincoln National Corp.	90	2,427
Loews Corp.	72	5,010
Manulife Financial Corp.(b)	72	1,591
Markel Group, Inc.(a)	2	2,840
Marsh & McLennan Cos., Inc.	135	25,578
MetLife, Inc.	54	3,571
Principal Financial Group, Inc.	108	8,496
Progressive Corp.	318	50,652
Prudential Financial, Inc.	72	7,467
Reinsurance Group of America, Inc.	18	2,912
Travelers Cos., Inc.	36	6,858
Unum Group	108	4,884
W R Berkley Corp.	95	6,718
Willis Towers Watson PLC(b)	23	5,548
		224,353
Interactive Media & Services — 4.78%
Alphabet, Inc., Class C(a)	4,046	570,202
Cargurus, Inc.(a)	36	870
IAC, Inc.(a)	54	2,829
Match Group, Inc.(a)	81	2,957
Meta Platforms, Inc., Class A(a)	187	66,190
Pinterest, Inc., Class A(a)	108	4,000
Snap, Inc., Class A(a)	216	3,657
TripAdvisor, Inc.(a)	144	3,100
ZoomInfo Technologies, Inc.(a)	108	1,997
		655,802
IT Services — 1.42%
Accenture PLC, Class A(b)	162	56,847
Cloudflare, Inc., Class A(a)	72	5,995
Cognizant Technology Solutions Corp., Class A	54	4,079
DXC Technology Co.(a)	278	6,358
EPAM Systems, Inc.(a)	1	297
Gartner, Inc.(a)	42	18,946
GoDaddy, Inc., Class A(a)	18	1,911
International Business Machines Corp.	452	73,924
Kyndryl Holdings, Inc.(a)	188	3,907
MongoDB, Inc.(a)	18	7,359
Okta, Inc.(a)	18	1,630
Rackspace Technology, Inc.(a)	252	504
Shopify, Inc., Class A(a)(b)	60	4,674
Snowflake, Inc., Class A(a)	18	3,582
Thoughtworks Holding, Inc.(a)	162	779
Twilio, Inc., Class A(a)	18	1,366
VeriSign, Inc.(a)	18	3,707
		195,865
Leisure Products — 0.27%
Hasbro, Inc.	18	919
Mattel, Inc.(a)	468	8,836
Peloton Interactive, Inc., Class A(a)	162	987
Topgolf Callaway Brands Corp.(a)	1,848	26,500
		37,242
Life Sciences Tools & Services — 0.54%
Agilent Technologies, Inc.	90	12,513
Avantor, Inc.(a)	634	14,473
Azenta, Inc.(a)	18	1,173
Bio-Rad Laboratories, Inc., Class A(a)	7	2,260
Bio-Techne Corp.	18	1,389
Bruker Corp.	54	3,968
Charles River Laboratories International, Inc.(a)	6	1,418
CryoPort, Inc.(a)	36	558
Danaher Corp.	30	6,940
Illumina, Inc.(a)	4	557
IQVIA Holdings, Inc.(a)	18	4,165
Medpace Holdings, Inc.(a)	18	5,518
Mettler-Toledo International, Inc.(a)	1	1,213
Thermo Fisher Scientific, Inc.	27	14,331
West Pharmaceutical Services, Inc.	8	2,817
		73,293
Machinery — 1.64%
Caterpillar, Inc.	119	35,184
Cummins, Inc.	22	5,271
Deere & Co.	48	19,194
Dover Corp.	18	2,769
Flowserve Corp.	144	5,936
Fortive Corp.	98	7,216
IDEX Corp.	18	3,908
Illinois Tool Works, Inc.	77	20,169
Ingersoll Rand, Inc.	36	2,784
ITT, Inc.	18	2,148
Kadant, Inc.	18	5,046
Oshkosh Corp.	314	34,041
Otis Worldwide Corp.	18	1,610
PACCAR, Inc.	18	1,758
Parker-Hannifin Corp.	116	53,440
Pentair PLC(b)	72	5,235
Snap-on, Inc.	18	5,199
Terex Corp.	36	2,069
Xylem, Inc.	94	10,750
		223,727
Media — 0.69%
Charter Communications, Inc., Class A(a)	6	2,332
Comcast Corp., Class A	551	24,161
Fox Corp., Class B	54	1,493
iHeartMedia, Inc., Class A(a)	9,402	25,102
Interpublic Group of Cos., Inc.	54	1,763
Liberty Broadband Corp., Class A(a)	44	3,548
Liberty Media Corp.-Liberty SiriusXM(a)	802	23,082
News Corp., Class A	90	2,210
Nexstar Media Group, Inc., Class A	18	2,822
Omnicom Group, Inc.	18	1,557
Paramount Global, Class B	184	2,721
Sirius XM Holdings, Inc.	270	1,477
Trade Desk, Inc., Class A(a)	36	2,591
		94,859
Metals & Mining — 0.52%
Alamos Gold, Inc., Class A(b)	360	4,849
Alcoa Corp.	162	5,508
Barrick Gold Corp.(b)	378	6,838
BHP Group Ltd. - ADR	36	2,459
Cleveland-Cliffs, Inc.(a)	288	5,881
Freeport-McMoRan, Inc.	180	7,663
Newmont Corp.	36	1,490
Nucor Corp.	72	12,530
Pan American Silver Corp.(b)	54	882
Reliance Steel & Aluminum Co.	6	1,678
Rio Tinto PLC - ADR	146	10,871
Royal Gold, Inc.	36	4,355
Steel Dynamics, Inc.	18	2,126
United States Steel Corp.	72	3,503
		70,633
Miscellaneous Intermediation — 0.03%
SOFI TECHNOLOGIES INC COM(a)	453	4,507

Mortgage Real Estate Investment Trusts (REITs) — 0.03%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18	496
Rithm Capital Corp.	306	3,269
		3,765
Multi-Utilities — 0.20%
Ameren Corp.	36	2,604
CenterPoint Energy, Inc.	90	2,571
CMS Energy Corp.	18	1,045
Dominion Energy, Inc.	257	12,080
National Grid PLC - ADR	18	1,224
Public Service Enterprise Group, Inc.	21	1,284
Sempra Energy	80	5,978
		26,786
Office REITs — 0.04%
Alexandria Real Estate Equities, Inc.	18	2,282
Douglas Emmett, Inc.	170	2,465
Paramount Group, Inc.	198	1,024
		5,771
Oil, Gas & Consumable Fuels — 0.65%
Antero Midstream Corp.	342	4,285
Berry Corp.	1,440	10,123
BP PLC - ADR	165	5,841
Cheniere Energy, Inc.	5	854
Chevron Corp.	76	11,336
Clean Energy Fuels Corp.(a)	162	620
ConocoPhillips	83	9,634
Diamondback Energy, Inc.	36	5,583
Enbridge, Inc.(b)	24	864
Exxon Mobil Corp.	36	3,599
Hess Corp.	36	5,190
Kinder Morgan, Inc.	74	1,305
Matador Resources Co.	108	6,141
Murphy Oil Corp.	72	3,072
ONEOK, Inc.	72	5,056
Pioneer Natural Resources Co.	24	5,397
Shell PLC - ADR	57	3,751
Suncor Energy, Inc.(b)	54	1,730
Williams Cos., Inc.	144	5,016
		89,397
Passenger Airlines — 0.09%
Alaska Air Group, Inc.(a)	36	1,407
Allegiant Travel Co.	1	83
American Airlines Group, Inc.(a)	72	989
Delta Air Lines, Inc.	36	1,448
Southwest Airlines Co.	36	1,040
United Airlines Holdings, Inc.(a)	180	7,426
		12,393
Personal Care Products — 0.18%
Coty, Inc., Class A(a)	216	2,683
Estee Lauder Cos., Inc., Class A	73	10,676
Haleon PLC - ADR	315	2,592
Kenvue, Inc.	186	4,005
Unilever PLC - ADR	90	4,364
		24,320
Pharmaceuticals — 1.65%
AstraZeneca PLC - ADR	56	3,772
Bristol-Myers Squibb Co.	624	32,017
Catalent, Inc.(a)	18	809
Elanco Animal Health, Inc.(a)	2,412	35,939
Eli Lilly & Co.	58	33,809
Intra-Cellular Therapies, Inc.(a)	36	2,578
Johnson & Johnson	155	24,295
Merck & Co., Inc.	130	14,173
Nektar Therapeutics(a)	72	41
Novartis AG - ADR	295	29,786
Novo Nordisk AS - ADR	38	3,931
Pfizer, Inc.	730	21,017
Revance Therapeutics, Inc.(a)	403	3,542
Sanofi - ADR	108	5,371
Viatris, Inc.	540	5,848
Zoetis, Inc.	45	8,882
		225,810
Professional Services — 0.92%
Automatic Data Processing, Inc.	54	12,580
Broadridge Financial Solutions, Inc.	80	16,460
CACI International, Inc., Class A(a)	3	972
Equifax, Inc.	18	4,451
Jacobs Solutions, Inc.	18	2,336
Leidos Holdings, Inc.	36	3,897
Paychex, Inc.	36	4,288
Paycom Software, Inc.	2	413
Paycor HCM, Inc.(a)	54	1,166
Science Applications International Corp.	18	2,238
SS&C Technologies Holdings, Inc.	1,160	70,888
TransUnion	18	1,237
Verisk Analytics, Inc.	20	4,777
		125,703
Real Estate Management & Development — 0.08%
CBRE Group, Inc., Class A(a)	36	3,351
CoStar Group, Inc.(a)	54	4,720
Cushman & Wakefield PLC(a)(b)	72	778
Zillow Group, Inc., Class C(a)	18	1,041
		9,890
Residential REITs — 0.14%
American Homes 4 Rent, Class A	36	1,295
Apartment Investment and Management Co., Class A(a)	198	1,550
Equity Residential	162	9,908
Invitation Homes, Inc.	36	1,228
Mid-America Apartment Communities, Inc.	18	2,420
Sun Communities, Inc.	18	2,406
UDR, Inc.	36	1,378
		20,185
Retail REITs — 0.09%
Agree Realty Corp.	18	1,133
NNN REIT, Inc.	36	1,552
Regency Centers Corp.	20	1,340
Simon Property Group, Inc.	54	7,702
		11,727
Semiconductors & Semiconductor Equipment — 7.54%
Advanced Micro Devices, Inc.(a)	166	24,470
Allegro MicroSystems, Inc.(a)	39	1,181
Analog Devices, Inc.	76	15,091
Applied Materials, Inc.	300	48,620
ASML Holding NV(b)	22	16,653
Broadcom, Inc.	4	4,465
Enphase Energy, Inc.(a)	36	4,757
First Solar, Inc.(a)	20	3,446
Intel Corp.	1,951	98,037
KLA Corp.	25	14,533
Lam Research Corp.	47	36,813
Marvell Technology, Inc.	59	3,558
Microchip Technology, Inc.	398	35,892
Micron Technology, Inc.	803	68,527
NVIDIA Corp.	1,148	568,512
NXP Semiconductors NV(b)	58	13,321
ON Semiconductor Corp.(a)	198	16,539
QUALCOMM, Inc.	219	31,674
Skyworks Solutions, Inc.	36	4,047
Teradyne, Inc.	1	109
Texas Instruments, Inc.	136	23,183
		1,033,428
Software — 17.47%
ACI Worldwide, Inc.(a)	36	1,102
Adobe, Inc.(a)	24	14,318
Alteryx, Inc., Class A(a)	36	1,698
ANSYS, Inc.(a)	1	363
Appfolio, Inc., Class A(a)	5	866
Aspen Technology, Inc.(a)	18	3,963
Autodesk, Inc.(a)	18	4,383
BILL Holdings, Inc.(a)	36	2,937
Cadence Design Systems, Inc.(a)	18	4,903
Crowdstrike Holdings, Inc., Class A(a)	1,177	300,512
Datadog, Inc., Class A(a)	36	4,370
Descartes Systems Group, Inc.(a)(b)	36	3,025
DocuSign, Inc.(a)	18	1,070
Elastic NV(a)(b)	18	2,029
Everbridge, Inc.(a)	108	2,625
Fortinet, Inc.(a)	45	2,634
Gen Digital, Inc.	198	4,518
Guidewire Software, Inc.(a)	18	1,963
HubSpot, Inc.(a)	3	1,742
Intuit, Inc.	83	51,877
LiveRamp Holdings, Inc.(a)	36	1,364
Marin Software, Inc.(a)	54	20
Microsoft Corp.	3,333	1,253,340
Oracle Corp.	90	9,489
Palo Alto Networks, Inc.(a)	18	5,308
RingCentral, Inc., Class A(a)	18	611
Roper Technologies, Inc.	36	19,626
Salesforce, Inc.(a)	2,424	637,850
SAP SE - ADR	18	2,783
ServiceNow, Inc.(a)	43	30,379
Synopsys, Inc.(a)	7	3,604
Tyler Technologies, Inc.(a)	7	2,927
Unity Software, Inc.(a)	54	2,208
Workday, Inc., Class A(a)	27	7,454
Zoom Video Communications, Inc., Class A(a)	18	1,294
Zscaler, Inc.(a)	18	3,988
		2,393,143
Specialized REITs — 0.15%
American Tower Corp.	18	3,886
Crown Castle, Inc.	18	2,073
Digital Realty Trust, Inc.	1	135
Equinix, Inc.	1	805
Farmland Partners, Inc.	108	1,348
Iron Mountain, Inc.	54	3,779
Lamar Advertising Co., Class A	18	1,913
National Storage Affiliates Trust	108	4,478
VICI Properties, Inc.	54	1,722
		20,139
Specialty Retail — 1.73%
Advance Auto Parts, Inc.	18	1,099
AutoZone, Inc.(a)	3	7,757
Bath & Body Works, Inc.	566	24,429
Best Buy Co., Inc.	18	1,409
CarMax, Inc.(a)	347	26,629
Chewy, Inc., Class A(a)	36	851
Dick's Sporting Goods, Inc.	18	2,645
Gap, Inc.	18	376
Home Depot, Inc.	166	57,526
Leslie's, Inc.(a)	36	249
Lowe's Cos., Inc.	227	50,519
O'Reilly Automotive, Inc.(a)	1	950
Revolve Group, Inc.(a)	36	597
Ross Stores, Inc.	144	19,928
TJX Cos., Inc.	404	37,899
Ulta Beauty, Inc.(a)	4	1,960
Wayfair, Inc., Class A(a)	36	2,221
		237,044
Technology Hardware, Storage & Peripherals — 6.07%
Apple, Inc.	3,814	734,308
Dell Technologies, Inc., Class C	270	20,654
Hewlett Packard Enterprise Co.	702	11,920
HP, Inc.	546	16,429
NetApp, Inc.	72	6,348
Pure Storage, Inc., Class A(a)	108	3,851
Quantum Corp.(a)	864	302
Seagate Technology Holdings PLC(b)	400	34,148
Western Digital Corp.(a)	72	3,771
Xerox Holdings Corp.	54	990
		832,721
Textiles, Apparel & Luxury Goods — 0.42%
Carter's, Inc.	291	21,794
Lululemon Athletica, Inc.(a)(b)	12	6,135
NIKE, Inc., Class B	225	24,429
Tapestry, Inc.	58	2,135
Under Armour, Inc., Class A(a)	198	1,740
Under Armour, Inc., Class C(a)	144	1,202
		57,435
Tobacco — 0.88%
Altria Group, Inc.	198	7,987
Philip Morris International, Inc.	1,191	112,050
		120,037
Trading Companies & Distributors — 0.30%
Air Lease Corp.	18	755
Fastenal Co.	54	3,498
Ferguson PLC(b)	37	7,144
United Rentals, Inc.	36	20,642
Watsco, Inc.	3	1,285
WESCO International, Inc.	44	7,651
WW Grainger, Inc.	1	829
		41,804
Water Utilities — 0.02%
American Water Works Co., Inc.	18	2,376

Wireless Telecommunication Services — 0.19%
TIM SA/Brazil - ADR	385	7,111
T-Mobile US, Inc.	108	17,316
Vodafone Group PLC - ADR	116	1,009
		25,436
Total Common Stocks (Cost $10,673,437)		12,407,733

EXCHANGE TRADED FUNDS — 1.85%
Fixed Income – 1.85%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	2,538	253,267
Total Exchange Traded Funds (Cost $253,352)		253,267

CLOSED END FUNDS — 0.05%
Business Development Companies – 0.05%
Ares Capital Corp.	72	1,442
FS KKR Capital Corp.	54	1,078
Golub Capital BDC, Inc.	270	4,078
Total Closed End Funds (Cost $6,227)		6,598

SHORT-TERM INVESTMENTS – 7.43%
Money Market Funds — 7.43%
First American Government Obligations Fund, Class X, 5.29%(c)	1,016,729	1,016,729
Total Short-Term Investments (Cost $1,016,729)		1,016,729

Total Investments (Cost $11,949,746) — 99.94%		13,684,327
Other Assets in Excess of Liabilities — 0.06%		8,660
Total Net Assets — 100.00%		$13,692,987

ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
PLC	-Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset values (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2023:

Unusual Whales Subversive Democratic Trading ETF
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$12,407,733	$–	$–	$12,407,733
Exchange Traded Funds	253,267	–	–	253,267
Closed End Funds	6,598	–	–	6,598
Short-Term Investments	1,016,729	–	–	1,016,729
Total Investments in Securities	$13,684,327	$–	$–	$13,684,327

As of the period ended December 31, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.